Leases (Details Narrative) $ in Thousands	5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 10, 2021	May 28, 2021	Jul. 05, 2022	Jul. 24, 2019	Aug. 30, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Operating Lease, Right-of-Use Asset						$ 323,048	$ 244,337
Asset Impairment Charges						0	0	$ 71,577
Operating Leases [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating Lease, Liability						311,115	243,804
Operating Lease, Right-of-Use Asset						323,048	244,337
Time charter and voyage revenues						50,972	12,757	2,086
Sublease Income						86,580	36,305	4,983
Asset Impairment Charges						$ 0	0	0
Lessee, Operating Lease, Remaining Lease Term						9 years 7 months 6 days
Finance Leases [Member]
Defined Benefit Plan Disclosure [Line Items]
Sublease Income						$ 40,936	0	0
Asset Impairment Charges						$ 0
Lessee, Operating Lease, Remaining Lease Term						6 years 3 months 18 days
Bareboat Charter Out Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Sublease Income						$ 26,419	$ 7,031	$ 0
Bareboat charter-in contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Vessel name	Navios Star	Navios Amitie	Nave Celeste	Navios Libra	Nave Electron
Vessel year built	2021	2021	2022	2019	2021
Vessel type	Panamax	Panamax	VLCC	Panamax	VLCC
Vessel capacity in DWT	81,994	82,002	313,418	82,011	313,329
Lessee, Operating Lease, Description			12-year	ten-year
Bareboat charter-in contract [Member] | Navios Libra and Navios Celeste [Member]
Defined Benefit Plan Disclosure [Line Items]
Incremental borrowing rates						7.00%
Bareboat charter-in contract [Member] | Navios Amitie and Navios Star [Member]
Defined Benefit Plan Disclosure [Line Items]
Incremental borrowing rates						5.00%
Bareboat charter-in contract [Member] | Baghdad, Erbil, Navios Horizon I, Navios Gemini, Navios Venus and Navios Lyra [Member]
Defined Benefit Plan Disclosure [Line Items]
Incremental borrowing rates						6.00%
Bareboat charter-in contract [Member] | Nave Electron [Member]
Defined Benefit Plan Disclosure [Line Items]
Incremental borrowing rates						4.00%
Bareboat charter-in contract [Member] | Navios Acquisition [Member] | Baghdad and Erbil [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee, Operating Lease, Description						12-year
Bareboat charter-in contract [Member] | Navios Acquisition [Member] | Baghdad [Member]
Defined Benefit Plan Disclosure [Line Items]
Vessel year built						2020
Vessel type						VLCC
Vessel capacity in DWT						313,433
Bareboat charter-in contract [Member] | Navios Acquisition [Member] | Erbil [Member]
Defined Benefit Plan Disclosure [Line Items]
Vessel year built						2021
Vessel type						VLCC
Vessel capacity in DWT						313,486
Bareboat charter-in contract [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Horizon I [Member]
Defined Benefit Plan Disclosure [Line Items]
Vessel year built						2019
Vessel type						Panamax
Vessel capacity in DWT						81,692
Lessee, Operating Lease, Description						one-year
Bareboat charter-in contract [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Gemini [Member]
Defined Benefit Plan Disclosure [Line Items]
Vessel year built						2018
Vessel type						Panamax
Vessel capacity in DWT						81,704
Lessee, Operating Lease, Description						one-year
Bareboat charter-in contract [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Venus [Member]
Defined Benefit Plan Disclosure [Line Items]
Vessel year built						2015
Vessel type						Handymax
Vessel capacity in DWT						61,339
Lessee, Operating Lease, Description						two-year
Bareboat charter-in contract [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Lyra [Member]
Defined Benefit Plan Disclosure [Line Items]
Vessel year built						2012
Vessel type						Handysize
Vessel capacity in DWT						34,718
Lessee, Operating Lease, Description						one-year
Bareboat Charter Out Contract [Member] | Baghdad and Erbil [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee, Operating Lease, Description						ten years